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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2009 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.6%
$15,000,000		Svenska Handelsbanken AB, 0.570%, due 07/17/09	$15,000,532
15,000,000		UBS AG, 0.360%, due 07/01/09	15,000,000
		Total Certificates of Deposit
		(Cost $30,000,532)	30,000,532
COMMERCIAL PAPER: 59.2%
3,600,000		American Honda Finance, 0.630%, due 08/25/09	3,596,501
2,000,000		ANZ National Bank Ltd., 0.510%, due 09/14/09	1,997,833
3,250,000		ASB Finance Ltd., 0.510%, due 09/21/09	3,246,151
6,200,000		ASB Finance Ltd., 0.690%, due 09/15/09	6,190,838
8,000,000		ASB Finance Ltd., 0.790%, due 10/22/09	7,979,911
2,817,000		Barton Capital, LLC, 0.310%, due 07/06/09	2,816,855
2,000,000		Barton Capital, LLC, 0.340%, due 07/07/09	1,999,873
5,500,000		Barton Capital, LLC, 0.340%, due 08/18/09	5,497,433
6,617,000		Barton Capital, LLC, 0.350%, due 08/10/09	6,614,353
2,000,000		Barton Capital, LLC, 0.350%, due 09/09/09	1,998,639
4,000,000		Barton Capital, LLC, 0.350%, due 09/17/09	3,996,967
17,000,000		Barton Capital, LLC, 0.440%, due 07/17/09	16,996,471
2,000,000		Cafco, LLC, 0.340%, due 08/20/09	1,999,028
13,500,000		Cafco, LLC, 0.370%, due 08/27/09	13,491,878
4,000,000		Cafco, LLC, 0.470%, due 08/11/09	3,997,813
19,000,000		Cafco, LLC, 0.740%, due 09/15/09	18,969,917
4,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.440%, due 09/16/09	3,996,150
11,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.470%, due 08/31/09	10,991,053
1,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.360%, due 07/01/09	1,000,000
16,000,000		CBA Finance, Inc., 0.350%, due 09/30/09	15,985,844
8,000,000		Ciesco, LLC, 0.380%, due 07/27/09	7,997,747
6,500,000		Ciesco, LLC, 0.390%, due 08/19/09	6,496,461
7,000,000		Ciesco, LLC, 0.440%, due 09/09/09	6,993,875
16,500,000		Ciesco, LLC, 0.740%, due 09/14/09	16,474,219
22,000,000		Concord Minutemen Capital Co., LLC, 1.770%, due 08/27/09	21,937,300
18,500,000		Concord Minutemen Capital Co., LLC, 1.910%, due 10/22/09	18,388,507
20,500,000		Crown Point Capital Co., 1.770%, due 08/26/09	20,442,600
20,500,000		Crown Point Capital Co., 1.910%, due 10/21/09	20,377,547
1,500,000		Danske Corp., 0.370%, due 09/08/09	1,498,908
5,000,000		Danske Corp., 0.480%, due 07/29/09	4,998,056
9,000,000		Danske Corp., 0.550%, due 12/18/09	8,976,625
15,000,000		Dexia, 0.290%, due 07/06/09	14,999,271
12,000,000		Edison Asset Securities, LLC, 0.540%, due 10/30/09	11,977,951
13,500,000		Edison Asset Securities, LLC, 0.580%, due 09/21/09	13,482,666
9,500,000		Edison Asset Securities, LLC, 0.680%, due 10/20/09	9,480,082
5,000,000		Edison Asset Securities, LLC, 0.700%, due 10/21/09	4,989,111
7,000,000		Jupiter Securities Co., LLC, 0.300%, due 07/13/09	6,999,230
9,500,000		Jupiter Securities Co., LLC, 0.300%, due 08/25/09	9,495,501
16,500,000		Jupiter Securities Co., LLC, 0.340%, due 07/23/09	16,496,773
7,000,000		Jupiter Securities Co., LLC, 0.360%, due 08/12/09	6,996,978
16,000,000		KFW International Finance, Inc., 0.170%, due 07/07/09	15,999,467
15,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.510%, due 08/24/09	14,988,300
3,000,000		Old Line Funding, LLC, 0.350%, due 09/02/09	2,998,110
2,000,000		Old Line Funding, LLC, 0.370%, due 09/15/09	1,998,438
1,000,000		Old Line Funding, LLC, 0.390%, due 08/13/09	999,522
8,000,000		Old Line Funding, LLC, 0.400%, due 07/14/09	7,998,722
21,500,000		Old Line Funding, LLC, 0.400%, due 10/15/09	21,474,041
6,000,000		Old Line Funding, LLC, 0.450%, due 07/15/09	5,998,880
1,300,000		Park Avenue Receivables, 0.240%, due 07/08/09	1,299,932
5,000,000		Park Avenue Receivables, 0.240%, due 07/21/09	4,999,306
3,000,000		Park Avenue Receivables, 0.270%, due 07/10/09	2,999,775
7,000,000		Park Avenue Receivables, 0.270%, due 07/22/09	6,998,857
12,250,000		Park Avenue Receivables, 0.340%, due 08/05/09	12,245,832
5,500,000		Park Avenue Receivables, 0.360%, due 08/06/09	5,497,965
4,000,000		Societe Generale, 0.440%, due 09/15/09	3,996,200
2,000,000		Societe Generale, 0.710%, due 07/16/09	2,000,008
15,000,000	@@, #	Societe Generale, 1.060%, due 09/04/09	15,000,000
2,500,000		Thunder Bay Funding, LLC, 0.350%, due 09/10/09	2,498,274
5,851,000		Thunder Bay Funding, LLC, 0.360%, due 09/08/09	5,846,963
9,000,000		Thunder Bay Funding, LLC, 0.390%, due 07/07/09	8,999,325
9,500,000		Thunder Bay Funding, LLC, 0.400%, due 10/19/09	9,488,389
9,500,000		Thunder Bay Funding, LLC, 0.450%, due 07/15/09	9,498,227
5,500,000		Thunder Bay Funding, LLC, 0.550%, due 10/08/09	5,491,681
10,900,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09	10,900,000
2,000,000		Tulip Funding Corp., 0.260%, due 07/14/09	1,999,798
8,000,000		Tulip Funding Corp., 0.270%, due 07/10/09	7,999,400
19,000,000		Tulip Funding Corp., 0.280%, due 07/31/09	18,995,408

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2009 (Unaudited) (continued)

Principal Amount				Value
COMMERCIAL PAPER (continued)
$14,000,000		Variable Funding Capital, 0.570%, due 08/25/09		$13,987,594
21,000,000		Variable Funding Capital, 0.960%, due 10/15/09		20,940,022
8,000,000		Variable Funding Capital, 1.120%, due 08/10/09		7,989,778
12,250,000	@@, #	Westpac Banking Corp., 0.560%, due 07/03/09		12,250,000
4,250,000		Westpac Banking Corp., 0.570%, due 09/14/09		4,244,865
6,000,000		Windmill Funding Corp., 0.270%, due 07/31/09		5,998,600
2,000,000		Yorktown Capital, LLC, 0.370%, due 09/21/09		1,998,223
1,000,000		Yorktown Capital, LLC, 0.390%, due 08/10/09		999,556
7,500,000		Yorktown Capital, LLC, 0.490%, due 08/03/09		7,496,563
11,000,000		Yorktown Capital, LLC, 0.490%, due 09/10/09		10,989,153
14,187,000		Yorktown Capital, LLC, 0.500%, due 10/09/09		14,167,296
9,500,000		Yorktown Capital, LLC, 0.500%, due 10/16/09		9,485,882
		Total Commercial Paper
		(Cost $682,621,268)		682,621,268
CORPORATE BONDS/NOTES: 7.2%
5,000,000		American Honda Finance, 0.200%, due 07/14/09		4,999,603
6,000,000		American Honda Finance, 0.470%, due 09/16/09		5,993,840
18,500,000	@@, #	Australia & New Zealand Banking Group Ltd., 0.890%, due 09/02/09		18,500,000
8,000,000		BNP Paribas, 0.250%, due 07/29/09		8,000,000
11,500,000	@@	BNP Paribas, 1.150%, due 08/13/09		11,500,000
13,000,000		Rabobank USA Financial Corp., 0.070%, due 07/02/09		12,999,949
21,000,000		US Bank NA, 0.760%, due 08/24/09		21,000,000
		Total Corporate Bonds/Notes
		(Cost $82,993,392)		82,993,392
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.5%
92,000,000		Federal Home Loan Bank, 0.700%, due 12/14/09		91,703,045
6,250,000		Federal Home Loan Bank, 0.720%, due 08/07/09		6,262,544
15,000,000		Federal Home Loan Bank, 0.800%, due 11/18/09		14,953,333
5,000,000		Federal Home Loan Bank, 0.850%, due 12/22/09		4,979,458
2,000,000		Federal Home Loan Mortgage Corporation, 0.560%, due 08/10/09		1,998,733
16,500,000		Federal Home Loan Mortgage Corporation, 0.710%, due 07/12/10		17,079,933
4,000,000		Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10		3,982,036
6,150,000		Federal Home Loan Mortgage Corporation, 0.880%, due 02/09/10		6,299,533
26,000,000		Federal National Mortgage Association, 0.620%, due 12/01/09		25,930,088
2,500,000		Federal National Mortgage Association, 0.690%, due 07/12/10		2,559,289
15,000,000		Federal National Mortgage Association, 1.330%, due 12/15/09		15,225,085
		Total U.S. Government Agency Obligations
		(Cost $190,973,077)		190,973,077
REPURCHASE AGREEMENTS: 8.9%
102,341,000		Goldman Sachs Repurchase Agreement dated 06/30/09, 0.040%, due 07/01/09, $209,001,900 to be received upon repurchase (Collateralized by $102,341,114 U.S. Treasury, Discount Notes, Market Value $105,411,255, due 08/15/22-02/15/27)		102,341,000
		Total Repurchase Agreement
		(Cost $102,341,000)		102,341,000
		Total Investments in Securities
		(Cost $1,088,929,269)*	94.4%	$1,088,929,269
		Other Assets and Liabilities - Net	5.6	64,550,970
		Net Assets	100.0%	$1,153,480,239

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments	$—	$1,088,929,269	$—
Total	$—	$1,088,929,269	$—

Other Financial Instruments**
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2009 (Unaudited)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 91.1%
		Federal Home Loan Mortgage Corporation##: 0.1%
$70,545		7.000%, due 11/01/14	$75,104
269,841		7.500%, due 12/01/14-01/01/30	288,585
12,593		8.000%, due 01/01/30	13,884
35,038		9.500%, due 07/01/20	39,064
			416,637
		Federal National Mortgage Association##: 0.2%
435,072		6.500%, due 06/01/14-02/01/29	469,117
795,340		6.600%, due 07/01/27-06/01/28	870,213
45,367		7.000%, due 03/01/15	47,825
94,153		7.500%, due 05/01/28	102,759
103,275		8.500%, due 08/01/11-09/01/15	114,729
			1,604,643
		Government National Mortgage Association: 90.8%
4,111,656		4.000%, due 05/20/33-08/20/35	4,046,158
8,379,766	W	4.500%, due 07/20/38	8,343,373
13,513,591		4.500%, due 03/20/34-06/20/39	13,479,085
34,747,866		5.000%, due 05/15/18-05/20/38	35,550,415
3,393,887		5.000%, due 06/20/38	3,438,431
4,645,070		5.000%, due 06/20/38	4,732,891
2,430,311		5.000%, due 06/20/38	2,443,982
79,640,625		5.000%, due 10/20/38-03/15/39	81,500,448
564,414		5.100%, due 04/20/32	575,491
2,455,662		5.250%, due 11/20/36-01/20/38	2,514,027
327,224		5.450%, due 02/15/29-10/15/29	340,444
82,421,387		5.500%, due 08/20/24-07/15/38	85,178,824
819,779		5.500%, due 09/20/38	840,786
135,917,313		5.500%, due 11/15/38-03/15/39	140,647,734
318,185		5.550%, due 06/15/27	333,399
3,390,555		5.600%, due 03/20/37-02/20/38	3,495,993
561,565		5.625%, due 04/15/39	582,143
9,767,680		5.630%, due 07/15/45	10,066,107
488,961		5.680%, due 05/15/47	509,179
493,132		5.690%, due 11/15/42	512,281
2,373,310		5.750%, due 11/20/27-03/20/28	2,464,420
5,620,276		5.950%, due 02/15/44	5,937,560
1,935,910		5.970%, due 11/15/31	2,057,588
167,591,960		6.000%, due 10/15/15-12/15/38	174,962,286
950,919		6.250%, due 09/15/27-09/15/29	1,012,664
694,515		6.280%, due 01/20/26-05/20/26	742,686
588,006		6.490%, due 01/15/28	633,739
48,726,245		6.500%, due 08/15/28-02/15/37	51,804,235
3,184,416		6.600%, due 10/20/26-07/20/28	3,420,508
368,167		6.750%, due 08/15/28-10/15/28	398,590
3,136,882	S	7.000%, due 04/15/32	3,405,976
38,179,059		7.000%, due 09/15/23-12/15/38	41,111,335
6,398,180		7.200%, due 03/15/39	6,966,814
24,536		7.250%, due 01/15/29	26,720
4,066,950		7.350%, due 03/15/43	4,443,116
3,569,016		7.500%, due 08/20/27-01/15/31	3,851,641
22,991		7.800%, due 05/15/19-07/15/19	25,157
481,604		8.000%, due 03/20/24-07/15/26	535,255
33,238		8.050%, due 07/15/19	35,808
1,111,234		9.000%, due 05/15/16-01/15/31	1,216,507
8,050		9.500%, due 11/15/21	8,834
			704,192,630
		Other U.S. Agency Obligations: 0.0%
9,083	C	Small Business Administration, 8.250%, due 11/01/11	9,401
			9,401
		Total U.S. Government Agency Obligations
		(Cost $685,645,585)	706,223,311

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 8.0%
		U.S. Treasury Bonds: 1.1%
$10,000,000		3.500%, due 02/15/39		$8,650,030
				8,650,030
		U.S. Treasury Notes: 6.9%
53,620,000		0.875%, due 03/31/11-05/31/11		53,515,423
				53,515,423
		Total U.S. Treasury Obligations
		(Cost $63,156,781)		62,165,453
		Total Investments in Securities
		(Cost $748,802,366)*	99.1%	$768,388,764
		Other Assets and Liabilities - Net	0.9	6,978,705
		Net Assets	100.0%	$775,367,469

	C	Bond may be called prior to maturity date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $748,826,595.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,245,573
		Gross Unrealized Depreciation		(1,683,404)
		Net Unrealized Appreciation		$19,562,169

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
U.S. Government Agency Obligations	$—	$692,912,773	$6,723,199
U.S. Treasury Obligations	—	62,165,453	—
Collateralized Mortgage Obligations	—	6,587,339	—
Total	$—	$761,665,565	$6,723,199

Other Financial Instruments**
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Appreciation/	Net Transfers In/	Ending Balance
	at 03/31/09	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 06/30/09
U.S. Government Agency Obligations	$17,922,529	$(5,547,268)	$634	$161,331	$(133,026)	$(5,681,001)	$6,723,199
Total	$17,922,529	$(5,547,268)	$634	$161,331	$(133,026)	$(5,681,001)	$6,723,199

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $135,373.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 96.9%
		Advertising: 2.4%
$420,000	#, C	Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$425,250
310,000	#, C	Lamar Media Corp., 9.750%, due 04/01/14	322,013
1,258,000	#, ±, C	R.H. Donnelley, Inc., 11.750%, due 05/15/15	584,970
905,000	C	Visant Holding Corp., 10.250%, due 12/01/13	902,738
			2,234,971
		Aerospace/Defense: 0.4%
405,000	C	BE Aerospace, Inc., 8.500%, due 07/01/18	382,725
			382,725
		Auto Parts & Equipment: 0.7%
410,000	C	Goodyear Tire & Rubber Co., 10.500%, due 05/15/16	416,150
355,000	C	United Components, Inc., 9.375%, due 06/15/13	227,200
			643,350
		Banks: 2.8%
200,000	C	BAC Capital Trust VI, 5.625%, due 03/08/35	130,544
224,000	#	General Motors Acceptance Corp., 6.750%, due 12/01/14	178,080
2,564,000	#	General Motors Acceptance Corp., 6.875%, due 09/15/11	2,269,129
			2,577,753
		Beverages: 1.1%
540,000	C	Constellation Brands, Inc., 7.250%, due 05/15/17	502,200
505,000	C	Constellation Brands, Inc., 8.375%, due 12/15/14	508,788
			1,010,988
		Building Materials: 0.7%
760,000	C	Nortek, Inc., 10.000%, due 12/01/13	613,700
			613,700
		Chemicals: 1.3%
670,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	304,850
46,211	&, C	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	17,791
551,000	#, C	Momentive Performance Materials, Inc., 12.500%, due 06/15/14	443,555
450,000	C	PolyOne Corp., 8.875%, due 05/01/12	380,250
			1,146,446
		Coal: 0.3%
540,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	280,800
			280,800
		Commercial Services: 3.6%
710,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	287,550
660,000	C	Aramark Services, Inc., 8.500%, due 02/01/15	643,500
560,000	#, C	Cenveo Corp., 10.500%, due 08/15/16	422,800
600,000	C	Ceridian Corp., 11.250%, due 11/15/15	504,750
290,000	&, C	Ceridian Corp., 12.250%, due 11/15/15	210,613
450,000	C	Hertz Corp., 8.875%, due 01/01/14	416,250
320,000	C	Iron Mountain, Inc., 8.000%, due 06/15/20	299,200
155,000	#, C	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	155,775
220,000	C	Service Corp. International, 6.750%, due 04/01/15	200,200
210,000	C	Service Corp. International, 7.000%, due 06/15/17	191,100
			3,331,738
		Computers: 1.5%
385,000	@@, #, C	Seagate Technology International, 10.000%, due 05/01/14	398,956
390,000	@@, C	Seagate Technology, Inc., 6.800%, due 10/01/16	336,375
649,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	616,550
			1,351,881
		Distribution/Wholesale: 0.5%
535,000	C	KAR Holdings, Inc., 8.750%, due 05/01/14	461,438
			461,438
		Diversified Financial Services: 6.6%
415,000		American General Finance Corp., 4.000%, due 03/15/11	275,096
255,000		American General Finance Corp., 5.200%, due 12/15/11	160,168
365,000		American General Finance Corp., 5.625%, due 08/17/11	233,923
725,000		American General Finance Corp., 5.850%, due 06/01/13	416,206
345,000		American General Finance Corp., 6.900%, due 12/15/17	187,057
780,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	113,100
305,000		CIT Group, Inc., 4.750%, due 12/15/10	239,503
280,000		CIT Group, Inc., 5.000%, due 02/01/15	165,101
185,000		CIT Group, Inc., 5.650%, due 02/13/17	104,520
220,000		CIT Group, Inc., 5.800%, due 07/28/11	165,018
90,000		CIT Group, Inc., 7.625%, due 11/30/12	61,669
455,000		Ford Motor Credit Co., LLC, 3.260%, due 01/13/12	352,625
1,100,000		Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	951,909
1,145,000		Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	1,036,905
625,000		Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	538,094
200,000		Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	185,094
280,000		SLM Corp., 1.232%, due 07/27/09	278,529
700,000	C	Universal City Florida Holding Co. I/II, 5.778%, due 05/01/10	575,750
			6,040,267

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Electric: 5.2%
$360,000	C	AES Corp., 8.000%, due 10/15/17	$336,600
574,000	#, C	AES Corp., 8.750%, due 05/15/13	585,480
180,000	#, C	AES Corp., 9.750%, due 04/15/16	183,150
715,000	C	Edison Mission Energy, 7.000%, due 05/15/17	552,338
940,000	C	Energy Future Holdings, 10.875%, due 11/01/17	690,900
699,596	C	Homer City Funding, LLC, 8.734%, due 10/01/26	626,138
43,812	C	Midwest Generation, LLC, 8.300%, due 07/02/09	43,811
371,486	C	Midwest Generation, LLC, 8.560%, due 01/02/16	364,056
910,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	863,363
560,000	C	RRI Energy, Inc., 7.875%, due 06/15/17	504,000
			4,749,836
		Entertainment: 3.2%
825,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	802,313
315,000	+, C	Marquee Holdings, Inc., 0.000% (step rate 9.505%), due 08/15/14	244,125
435,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	219,675
485,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	485,000
395,000	#, C	Scientific Games Corp., 7.875%, due 06/15/16	377,225
255,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	154,275
500,000	#, C	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	262,500
265,000	#, C	Warner Music Group, 9.500%, due 06/15/16	265,000
190,000	+, C	WMG Holdings Corp., 0.000% (step rate 9.500%), due 12/15/14	150,100
			2,960,213
		Environmental Control: 1.7%
780,000	C	Waste Services, Inc., 9.500%, due 04/15/14	739,050
865,000	C	WCA Waste Corp., 9.250%, due 06/15/14	789,313
			1,528,363
		Food: 3.7%
375,000	#, C	Ingles Markets, Inc., 8.875%, due 05/15/17	370,313
760,000	#, C	JBS USA LLC, 11.625%, due 05/01/14	722,000
385,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	317,625
550,000		Smithfield Foods, Inc., 7.750%, due 07/01/17	402,875
435,000	#, C	Smithfield Foods, Inc., 10.000%, due 07/15/14	431,738
190,000	C	Stater Brothers Holdings, 7.750%, due 04/15/15	183,350
485,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	480,150
450,000	C	Supervalu, Inc., 7.500%, due 11/15/14	434,250
			3,342,301
		Forest Products & Paper: 2.6%
380,000	C	Domtar Corp., 5.375%, due 12/01/13	317,300
41,000	C	Domtar Corp., 7.875%, due 10/15/11	40,180
570,000	C	Domtar Corp., 10.750%, due 06/01/17	550,050
140,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	131,600
555,000	#, C	Georgia-Pacific Corp., 7.125%, due 01/15/17	518,925
500,000	C	NewPage Corp., 12.000%, due 05/01/13	142,500
380,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	178,600
500,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.500%, due 07/01/14	460,000
			2,339,155
		Healthcare - Products: 1.7%
525,000	&, C	Biomet, Inc., 10.375%, due 10/15/17	510,563
673,000	C	Biomet, Inc., 11.625%, due 10/15/17	662,905
425,000	C	Boston Scientific Corp., 6.250%, due 11/15/15	395,250
			1,568,718
		Healthcare - Services: 7.9%
285,000	#, C	Apria Healthcare Group, Inc., 11.250%, due 11/01/14	276,450
480,000	C	Centene Corp., 7.250%, due 04/01/14	442,800
450,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	443,250
490,000	C	DaVita, Inc., 7.250%, due 03/15/15	463,050
395,000	C	HCA, Inc., 7.875%, due 02/01/11	390,556
280,000	C	HCA, Inc., 8.750%, due 09/01/10	282,100
920,000	C	HCA, Inc., 9.250%, due 11/15/16	908,500
978,000	&, C	HCA, Inc., 9.625%, due 11/15/16	970,665
1,065,000	#, C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	979,800
705,000	C	Select Medical Corp., 7.625%, due 02/01/15	576,338
325,000	C	Select Medical Corp., 7.654%, due 09/15/15	232,375
220,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	201,300
300,000	&, C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	246,000
370,000	#, C	US Oncology, Inc., 9.125%, due 08/15/17	369,075
420,000	C	Vanguard Health Holding Co. II, LLC, 9.000%, due 10/01/14	404,250
			7,186,509
		Holding Companies - Diversified: 0.7%
750,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	645,000
			645,000
		Home Builders: 1.3%
130,000	C	D.R. Horton, Inc., 4.875%, due 01/15/10	130,650
265,000	C	D.R. Horton, Inc., 6.000%, due 04/15/11	261,025
115,000		D.R. Horton, Inc., 7.875%, due 08/15/11	116,725
585,000	C	KB Home, 6.375%, due 08/15/11	567,450
83,000	C	Toll Corp., 8.250%, due 12/01/11	83,415
			1,159,265

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Home Furnishings: 0.8%
$445,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	$442,775
320,000	#, C	Sealy Mattress Co., 10.875%, due 04/15/16	336,800
			779,575
		Household Products/Wares: 0.8%
525,000	#, C	American Achievement Corp., 8.250%, due 04/01/12	493,500
300,000	C	Jarden Corp., 7.500%, due 05/01/17	264,000
			757,500
		Iron/Steel: 0.2%
272,704	&, C	Metals USA Holdings Corp., 7.847%, due 07/01/12	164,645
			164,645
		Leisure Time: 0.5%
740,000	C	Travelport, LLC, 11.875%, due 09/01/16	440,300
			440,300
		Lodging: 3.4%
625,000	#, C	Ameristar Casinos, Inc., 9.250%, due 06/01/14	640,625
605,000	#, C	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, due 06/01/17	574,750
645,000	C	MGM Mirage, 7.500%, due 06/01/16	421,669
185,000	C	MGM Mirage, 7.625%, due 01/15/17	120,713
840,000	C	MGM Mirage, 8.500%, due 09/15/10	766,500
380,000	#, C	MGM Mirage, Inc., 10.375%, due 05/15/14	396,150
135,000	#, C	MGM Mirage, Inc., 11.125%, due 11/15/17	143,775
			3,064,182
		Media: 8.6%
30,358	&, #, C	American Media Operations, Inc., 9.000%, due 05/01/13	13,358
316,942	&, #, C	American Media Operations, Inc., 14.000%, due 11/01/13	114,099
510,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	507,450
1,330,000	#, C	Charter Communications Operating, LLC, 10.375%, due 04/30/14	1,280,125
360,000	C	CSC Holdings, Inc., 6.750%, due 04/15/12	349,200
90,000		CSC Holdings, Inc., 7.625%, due 07/15/18	83,813
630,000	#, C	CSC Holdings, Inc., 8.500%, due 04/15/14	627,638
1,846,000	±, C	Dex Media West LLC, 9.875%, due 08/15/13	286,130
635,000	C	DirecTV Holdings, LLC, 7.625%, due 05/15/16	620,713
710,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	690,475
420,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	388,500
580,834	#, ±, C	ION Media Networks, Inc., 0.000%, due 01/15/13	7,260
710,000	C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	642,550
798,820	&, #, C	Nexstar Broadcasting, Inc., 7.000%, due 01/15/14	231,658
479,386	C	Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	176,174
264,000	&, #, C	Nexstar Finance, Inc., 7.000%, due 01/15/14	98,340
1,365,000	+, C	Nielsen Finance LLC/Nielsen Finance Co., 0.000% (step rate 12.500%), due 08/01/16	883,838
235,000	C	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	223,544
315,000	#, C	Nielsen Finance LLC/Nielsen Finance Co., 11.500%, due 05/01/16	307,913
950,000	C	Radio One, Inc., 6.375%, due 02/15/13	290,938
			7,823,716
		Mining: 0.9%
385,000	@@, #, C	Teck Cominco Ltd. - Class B, 9.750%, due 05/15/14	398,858
385,000	@@, #, C	Teck Cominco Ltd. - Class B, 10.750%, due 05/15/19	414,513
			813,371
		Miscellaneous Manufacturing: 1.0%
510,000	@@, #, C	Bombardier, Inc., 8.000%, due 11/15/14	482,588
540,000	C	Harland Clarke Holdings Corp., 9.500%, due 05/15/15	419,850
			902,438
		Oil & Gas: 5.7%
595,000	C	Berry Petroleum Co., 8.250%, due 11/01/16	513,188
305,000	C	Berry Petroleum Co., 10.250%, due 06/01/14	309,575
635,000	C	Chaparral Energy, Inc., 8.875%, due 02/01/17	396,875
1,200,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	1,059,000
155,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	137,563
170,000	C	Encore Acquisition Co., 9.500%, due 05/01/16	168,300
195,000	C	Forest Oil Corp., 7.250%, due 06/15/19	175,500
380,000	@@, #, C	Gibson Energy ULC / GEP Midstream Finance Corp., 11.750%, due 05/27/14	378,100
150,000	C	Mariner Energy, Inc., 11.750%, due 06/30/16	150,000
405,000	C	McMoRan Exploration Co., 11.875%, due 11/15/14	344,756
575,000	@@, C	OPTI Canada, Inc., 8.250%, due 12/15/14	382,375
185,000	C	Penn Virginia Corp., 10.375%, due 06/15/16	189,163
350,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	350,000
730,000	C	Plains Exploration & Production Co., 7.625%, due 06/01/18	658,825
			5,213,220
		Oil & Gas Services: 0.2%
150,000	@@, #, C	Compagnie Generale de Geophysique SA, 9.500%, due 05/15/16	150,375
			150,375
		Packaging & Containers: 0.1%
100,000	#, C	Solo Cup Co., 10.500%, due 11/01/13	100,750
			100,750
		Pharmaceuticals: 0.4%
195,000	C	Omnicare, Inc., 6.125%, due 06/01/13	177,450
105,000	C	Omnicare, Inc., 6.750%, due 12/15/13	95,025
105,000	C	Omnicare, Inc., 6.875%, due 12/15/15	95,288
			367,763

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Pipelines: 2.2%
$500,000	C	El Paso Corp., 7.000%, due 06/15/17	$457,877
875,000	C	El Paso Corp., 7.250%, due 06/01/18	812,249
725,000	@@, C	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	625,313
115,000	#, C	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.875%, due 11/01/14	95,450
			1,990,889
		Retail: 5.6%
770,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	635,250
535,000	C	Blockbuster, Inc., 9.000%, due 09/01/12	259,475
785,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	345,400
250,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	253,125
590,000	#, C	Limited Brands, 8.500%, due 06/15/19	566,196
195,000	C	Macys Retail Holdings, Inc., 5.350%, due 03/15/12	177,599
435,000	C	Macys Retail Holdings, Inc., 5.750%, due 07/15/14	370,242
905,000	C	Macys Retail Holdings, Inc., 5.900%, due 12/01/16	738,337
130,000		Rite Aid Corp., 6.875%, due 08/15/13	85,800
950,000	#, C	Rite Aid Corp., 6.875%, due 12/15/28	375,250
500,000	C	Rite Aid Corp., 7.500%, due 03/01/17	393,750
345,000	#, C	Rite Aid Corp., 9.750%, due 06/12/16	346,725
90,000	C	Rite Aid Corp., 10.375%, due 07/15/16	81,450
440,000	C	Sally Holdings, LLC, 9.250%, due 11/15/14	440,000
			5,068,599
		Telecommunications: 16.6%
396,000	C	Centennial Cellular Communications Corp., 8.125%, due 02/01/14	406,890
717,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	742,991
340,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	360,400
500,000	C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	450,000
440,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	409,200
410,000	#, C	Cricket Communications, Inc., 7.750%, due 05/15/16	396,675
995,000	C	Cricket Communications, Inc., 9.375%, due 11/01/14	985,050
380,000	C	Frontier Communications Co., 9.000%, due 08/15/31	315,400
360,000	C	Frontier Communications Corp., 8.250%, due 05/01/14	342,000
385,000	#, C	Hughes Network Systems LLC, 9.500%, due 04/15/14	377,300
250,000	#, C	Intelsat Corp., 9.250%, due 06/15/16	240,625
395,000	@@, #, C	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	398,950
1,070,000	@@, C	Intelsat Jackson Holdings Ltd., 11.250%, due 06/15/16	1,096,750
650,000	@@, #, C	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	630,500
810,000	&, C	iPCS, Inc., 5.028%, due 05/01/14	538,650
1,010,000	#, C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,008,025
645,000	C	Nextel Communications, Inc., 5.950%, due 03/15/14	511,163
520,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	417,300
835,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	814,125
230,000	C	Qwest Communications International, Inc., 7.250%, due 02/15/11	224,250
1,260,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	1,156,050
495,000	C	Qwest Corp., 8.875%, due 03/15/12	501,188
670,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	479,050
210,000	C	Sprint Capital Corp., 7.625%, due 01/30/11	208,688
250,000	C	Sprint Capital Corp., 8.375%, due 03/15/12	247,500
420,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	340,200
650,000	C	West Corp., 9.500%, due 10/15/14	572,000
330,000	C	West Corp., 11.000%, due 10/15/16	277,200
470,000	C	Windstream Corp., 7.000%, due 03/15/19	411,250
315,000	C	Windstream Corp., 8.125%, due 08/01/13	306,338
			15,165,708
		Total Corporate Bonds/Notes
		(Cost $97,425,881)	88,358,448
ASSET-BACKED SECURITIES: 0.3%
		Home Equity Asset-Backed Securities: 0.3%
296,347	C	Ameriquest Mortgage Securities, Inc., 1.664%, due 02/25/33	166,263
207,866	C	Morgan Stanley Capital, Inc., 1.514%, due 06/25/33	118,111
		Total Asset-Backed Securities
		(Cost $424,207)	284,374

Shares			Value
COMMON STOCK: 0.0%
		Agriculture: 0.0%
17,906	@	North Atlantic Trading Co.	$18
			18
		Media: 0.0%
5,810	@	American Media Stock Certificates	6
			6
		Telecommunications: 0.0%
264	@, @@	Completel Europe NV	10,792
			10,792
		Total Common Stock
		(Cost $338,880)	10,816

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.0%
		Media: 0.0%
1	X	ION Media Networks, Inc.		$—
		Total Preferred Stock
		(Cost $8,676)		—
WARRANTS: 0.0%
		Commercial Services: 0.0%
92,950		Comforce Corp.		930
				930
		Telecommunications: 0.0%
500	@@, #	GT Group Telecom, Inc.		—
				—
		Total Warrants
		(Cost $-)		930
		Total Long-Term Investments
		(Cost $98,197,644)		88,654,568
SHORT-TERM INVESTMENTS: 2.6%
		Affiliated Mutual Fund: 2.6%
2,362,000		ING Institutional Prime Money Market Fund - Class I		$2,362,000
		Total Mutual Fund
		(Cost $2,362,000)		2,362,000
		Total Short-Term Investments
		(Cost $2,362,000)		2,362,000
		Total Investments in Securities
		(Cost $100,559,644)*	99.8%	$91,016,568
		Other Assets and Liabilities - Net	0.2	149,303
		Net Assets	100.0%	$91,165,871

	@	Non-income producing security
	@@	Foreign Issuer
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $100,705,456.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,092,854
		Gross Unrealized Depreciation		(12,781,742)
		Net Unrealized Depreciation		$(9,688,888)

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$10,792	$—	$24
Warrants	—	—	930
Corporate Bonds/Notes	—	88,358,448	—
Asset-Backed Securities	—	284,374	—
Short-Term Investments	2,362,000	—	—
Total	$2,372,792	$88,642,822	$954

Other Financial Instruments***		113,023
Total	$—	$113,023	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Total Appreciation/	Net Transfers In/	Ending Balance
	at 03/31/09	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 06/30/09
Common Stock**	$24	$—	$—	$—	$—	$—	$24
Warrants	961	—	—	—	(31)	—	930
Total	$985	$—	$—	$—	$(31)	$—	$954

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $-.

** For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

*** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of June 30, 2009:

	Asset Derivatives as of June 30, 2009		Liability Derivatives as of June 30, 2009
	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

	Credit contracts	$211,163	Credit contracts	$98,140

Total		$211,163		$98,140

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps, purchased and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2009 (Unaudited) (continued)

ING High Yield Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

	Reference	Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (2)		Value (3)	Paid/(Received)	(Depreciation)

JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)	06/20/14	USD	2,000,000	$211,163	$—	$211,163
JPMorgan Chase Bank N.A., New York	Pulte Homes Inc. 5.250%, 01/15/14	Buy	(3.700)	12/20/13	USD	2,000,000	(98,140)	—	(98,140)

							$113,023	$—	$113,023

(1)       If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)       The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)       The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2009 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.8%
$1,500,000		Societe Generale, 1.060%, due 07/07/09	$1,500,109
12,000,000		Svenska Handelsbanken AB, 0.340%, due 09/17/09	12,000,259
14,000,000		Svenska Handelsbanken AB, 0.570%, due 07/17/09	14,000,497
20,000,000		UBS AG, 0.360%, due 07/01/09	20,000,000
		Total Certificates of Deposit
		(Cost $47,500,865)	47,500,865
COMMERCIAL PAPER: 49.0%
4,000,000		American Honda Finance, 0.630%, due 08/25/09	3,996,104
10,000,000		ANZ National Bank Ltd., 0.510%, due 09/14/09	9,989,167
4,500,000		ASB Finance Ltd., 0.510%, due 09/21/09	4,494,670
6,500,000		ASB Finance Ltd., 0.690%, due 09/15/09	6,490,394
7,000,000		ASB Finance Ltd., 0.790%, due 10/22/09	6,982,422
1,000,000		Barton Capital, LLC, 0.270%, due 07/09/09	999,933
2,000,000		Barton Capital, LLC, 0.310%, due 07/06/09	1,999,897
5,800,000		Barton Capital, LLC, 0.340%, due 07/07/09	5,799,633
3,520,000		Barton Capital, LLC, 0.340%, due 08/18/09	3,518,357
4,000,000		Barton Capital, LLC, 0.350%, due 08/10/09	3,998,400
5,000,000		Barton Capital, LLC, 0.350%, due 09/09/09	4,996,597
8,500,000		Barton Capital, LLC, 0.350%, due 09/17/09	8,493,554
13,932,000		Barton Capital, LLC, 0.440%, due 07/17/09	13,929,107
5,000,000		Cafco, LLC, 0.340%, due 08/20/09	4,997,569
12,000,000		Cafco, LLC, 0.370%, due 08/27/09	11,992,780
17,000,000		Cafco, LLC, 0.470%, due 08/11/09	16,990,707
6,000,000		Cafco, LLC, 0.740%, due 09/15/09	5,990,500
7,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.440%, due 09/16/09	6,993,263
5,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.470%, due 08/31/09	4,995,933
2,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.360%, due 07/01/09	2,000,000
5,000,000		Cargill Ltd., 0.000%, due 07/01/09	5,000,000
18,000,000		CBA Finance, Inc., 0.350%, due 09/30/09	17,984,075
13,000,000		Ciesco, LLC, 0.380%, due 07/27/09	12,996,338
8,500,000		Ciesco, LLC, 0.390%, due 08/19/09	8,495,372
7,000,000		Ciesco, LLC, 0.440%, due 09/09/09	6,993,875
15,000,000		Ciesco, LLC, 0.740%, due 09/14/09	14,976,563
21,750,000		Concord Minutemen Capital Co., LLC, 1.770%, due 08/27/09	21,688,013
15,000,000		Concord Minutemen Capital Co., LLC, 1.910%, due 10/22/09	14,909,600
15,000,000		Crown Point Capital Co., 1.770%, due 08/26/09	14,958,000
22,000,000		Crown Point Capital Co., 1.910%, due 10/21/09	21,868,582
2,000,000		Danske Corp., 0.370%, due 09/08/09	1,998,543
2,720,000		Danske Corp., 0.480%, due 07/29/09	2,718,942
8,000,000		Danske Corp., 0.550%, due 12/18/09	7,979,222
20,000,000		Dexia, 0.290%, due 07/06/09	19,999,028
10,000,000		Edison Asset Securities, LLC, 0.540%, due 10/30/09	9,981,514
13,500,000		Edison Asset Securities, LLC, 0.580%, due 09/21/09	13,482,507
9,500,000		Edison Asset Securities, LLC, 0.680%, due 10/20/09	9,480,082
5,998,000		Edison Asset Securities, LLC, 0.700%, due 10/21/09	5,984,938
13,000,000		Jupiter Securities Co., LLC, 0.300%, due 07/13/09	12,998,570
8,000,000		Jupiter Securities Co., LLC, 0.300%, due 08/25/09	7,996,211
17,000,000		Jupiter Securities Co., LLC, 0.340%, due 07/23/09	16,996,578
6,500,000		Jupiter Securities Co., LLC, 0.360%, due 08/12/09	6,497,194
18,000,000		KFW International Finance, Inc., 0.170%, due 07/07/09	17,999,400
20,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.510%, due 08/24/09	19,984,400
1,592,000		Old Line Funding, LLC, 0.270%, due 07/09/09	1,591,894
1,750,000		Old Line Funding, LLC, 0.350%, due 09/02/09	1,748,898
2,000,000		Old Line Funding, LLC, 0.370%, due 09/15/09	1,998,438
3,801,000		Old Line Funding, LLC, 0.400%, due 07/14/09	3,800,412
29,000,000		Old Line Funding, LLC, 0.400%, due 10/15/09	28,964,991
4,072,000		Old Line Funding, LLC, 0.450%, due 07/15/09	4,071,240
10,000,000		Park Avenue Receivables, 0.240%, due 07/21/09	9,998,611
1,000,000		Park Avenue Receivables, 0.270%, due 07/10/09	999,925
9,000,000		Park Avenue Receivables, 0.270%, due 07/22/09	8,998,530
2,600,000		Park Avenue Receivables, 0.270%, due 07/28/09	2,599,454
3,000,000		Park Avenue Receivables, 0.340%, due 08/05/09	2,998,979
18,000,000		Park Avenue Receivables, 0.360%, due 08/06/09	17,993,340
8,000,000		Park Avenue Receivables, 0.370%, due 07/13/09	7,998,933
50,000,000		RBS, 0.000%, due 07/01/09	50,000,000
3,500,000		Societe Generale, 0.440%, due 09/15/09	3,496,675
6,500,000		Societe Generale, 0.710%, due 07/16/09	6,500,027
6,000,000	@@, #	Societe Generale, 1.060%, due 09/04/09	6,000,000
2,350,000		Thunder Bay Funding, LLC, 0.290%, due 08/10/09	2,349,217
920,000		Thunder Bay Funding, LLC, 0.320%, due 08/06/09	919,696
4,500,000		Thunder Bay Funding, LLC, 0.350%, due 09/10/09	4,496,894
14,000,000		Thunder Bay Funding, LLC, 0.360%, due 09/08/09	13,990,340

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2009 (Unaudited) (continued)

Principal Amount				Value
COMMERCIAL PAPER (continued)
$5,000,000		Thunder Bay Funding, LLC, 0.390%, due 07/07/09		$4,999,625
7,000,000		Thunder Bay Funding, LLC, 0.400%, due 10/19/09		6,991,444
4,000,000		Thunder Bay Funding, LLC, 0.450%, due 07/15/09		3,999,253
5,000,000		Thunder Bay Funding, LLC, 0.550%, due 10/08/09		4,992,438
50,000,000		Total Capital, 0.000%, due 07/01/09		50,000,000
5,700,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09		5,700,000
2,562,000		Tulip Funding Corp., 0.260%, due 07/14/09		2,561,741
11,000,000		Tulip Funding Corp., 0.270%, due 07/10/09		10,999,175
25,138,000		Tulip Funding Corp., 0.280%, due 07/31/09		25,131,925
10,000,000		Variable Funding Capital, 0.570%, due 08/25/09		9,991,139
21,000,000		Variable Funding Capital, 0.960%, due 10/15/09		20,940,022
5,000,000		Variable Funding Capital, 1.120%, due 08/10/09		4,993,611
3,000,000	@@, #	Westpac Banking Corp., 0.560%, due 07/03/09		3,000,000
13,000,000		Westpac Banking Corp., 0.570%, due 09/14/09		12,984,292
2,500,000		Windmill Funding Corp., 0.260%, due 07/15/09		2,499,728
1,100,000		Windmill Funding Corp., 0.270%, due 07/28/09		1,099,769
10,800,000		Windmill Funding Corp., 0.270%, due 07/31/09		10,797,480
17,700,000		Yorktown Capital, LLC, 0.370%, due 09/21/09		17,685,083
3,000,000		Yorktown Capital, LLC, 0.490%, due 08/03/09		2,998,625
6,549,000		Yorktown Capital, LLC, 0.490%, due 09/10/09		6,542,542
6,000,000		Yorktown Capital, LLC, 0.500%, due 10/09/09		5,991,667
4,093,000		Yorktown Capital, LLC, 0.500%, due 10/16/09		4,086,917
		Total Commercial Paper
		(Cost $824,119,504)		824,119,504
CORPORATE BONDS/NOTES: 4.1%
10,000,000		American Honda Finance, 0.200%, due 07/14/09		9,999,206
4,000,000		American Honda Finance, 0.470%, due 09/16/09		3,995,893
9,000,000		BNP Paribas, 0.250%, due 07/29/09		9,000,000
5,000,000	@@	BNP Paribas, 1.150%, due 08/13/09		5,000,000
15,000,000		Rabobank USA Financial Corp., 0.070%, due 07/02/09		14,999,942
13,000,000		Rabobank USA Financial Corp., 0.130%, due 07/06/09		12,999,729
12,500,000		US Bank NA, 0.760%, due 08/24/09		12,500,000
1,100,000		Wal-Mart Stores, Inc., 3.180%, due 08/10/09		1,104,553
		Total Corporate Bonds/Notes
		(Cost $69,599,323)		69,599,323
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.8%
3,750,000		Federal Home Loan Bank, 0.700%, due 12/14/09		3,737,896
6,000,000		Federal Home Loan Bank, 0.720%, due 08/07/09		6,012,042
12,000,000		Federal Home Loan Bank, 0.800%, due 11/18/09		11,962,667
3,675,000		Federal Home Loan Mortgage Corporation, 0.560%, due 08/10/09		3,672,673
7,500,000		Federal Home Loan Mortgage Corporation, 0.710%, due 07/12/10		7,763,606
2,500,000		Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10		2,488,772
19,500,000		Federal National Mortgage Association, 0.620%, due 12/01/09		19,448,363
500,000		Federal National Mortgage Association, 0.690%, due 07/12/10		511,858
8,000,000		Federal National Mortgage Association, 1.330%, due 12/15/09		8,120,046
		Total U.S. Government Agency Obligations
		(Cost $63,717,923)		63,717,923
REPURCHASE AGREEMENTS: 22.9%
386,186,000		Deutsche Bank Repurchase Agreement dated 06/30/09, 0.080%, due 07/01/09, $390,757,000 to be received upon repurchase (Collateralized by $386,186,858 various U.S. Government Agency Obligations, Discount Note-8.950%, Market Value $393,910,584, due 08/05/09-		386,186,000
		Total Repurchase Agreement
		(Cost $386,186,000)		386,186,000
		Total Investments in Securities
		(Cost $1,391,123,615)*	82.6%	$1,391,123,615
		Other Assets and Liabilities - Net	17.4	292,858,058
		Net Assets	100.0%	$1,683,981,673

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments	$—	$1,391,123,615	$—
Total	$—	$1,391,123,615	$—

Other Financial Instruments**
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 31.6%
			Agriculture: 0.5%
$2,996,000			Altria Group, Inc., 9.700%, due 11/10/18	$3,440,196
	234,000		Philip Morris International, Inc., 5.650%, due 05/16/18	245,705
	921,000		Philip Morris International, Inc., 6.875%, due 03/17/14	1,040,237
				4,726,138
			Banks: 7.4%
	2,349,000		American Express Bank FSB, 5.500%, due 04/16/13	2,307,174
	2,902,000	C	Bank of America Corp., 8.000%, due 12/29/49	2,427,154
	1,280,000	@@, C	Bank of Ireland, 0.875%, due 12/29/49	356,736
	730,000	@@, C	Barclays Bank PLC, 1.875%, due 08/29/49	302,950
	5,574,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	4,841,220
	850,000	@@, C	BNP Paribas, 1.928%, due 09/29/49	357,000
	719,000		Capital One Financial Corp., 7.375%, due 05/23/14	742,173
	4,467,000		Citigroup, Inc., 5.000%, due 09/15/14	3,748,872
	1,653,000		Citigroup, Inc., 5.250%, due 02/27/12	1,615,133
	344,000		Citigroup, Inc., 8.500%, due 05/22/19	350,511
	1,155,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	562,828
	4,624,000		Fifth Third Bancorp., 8.250%, due 03/01/38	3,547,658
	3,599,000		First Tennessee Bank NA, 5.650%, due 04/01/16	2,700,376
	1,299,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	1,329,571
	1,211,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	1,253,109
	2,158,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	2,165,421
	2,982,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	3,115,439
	2,520,000	@@, C	HSBC Bank PLC, 1.288%, due 06/29/49	1,197,000
	1,073,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	1,071,330
	2,062,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	1,990,106
	16,000		Morgan Stanley, 2.250%, due 03/13/12	16,151
	1,852,000		Morgan Stanley, 4.750%, due 04/01/14	1,751,199
	849,000	C	Morgan Stanley, 5.300%, due 03/01/13	860,632
	3,937,000	C	Morgan Stanley, 6.750%, due 04/15/11	4,126,004
	1,453,000	C	Morgan Stanley, 7.300%, due 05/13/19	1,509,333
	4,371,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	4,581,875
	4,129,000	@@, #, C	Rabobank, 11.000%, due 12/29/49	4,605,152
	210,000	@@, C	Societe Generale, 1.375%, due 11/29/49	92,006
	6,300,000		State Street Corp., 2.150%, due 04/30/12	6,332,825
	2,116,000		SunTrust Bank/Atlanta GA, 5.450%, due 12/01/17	1,861,530
	1,055,000		Wachovia Bank NA, 6.000%, due 11/15/17	1,064,982
	3,632,000		Wachovia Bank NA, 6.600%, due 01/15/38	3,551,711
	2,419,000		Wachovia Corp., 5.500%, due 05/01/13	2,500,977
				68,836,138
			Beverages: 0.9%
	2,768,000	#, C	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	2,795,910
	2,896,000	#, C	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	3,172,632
	1,410,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	1,493,575
	598,000	C	Dr Pepper Snapple Group, Inc., 7.450%, due 05/01/38	636,095
				8,098,212
			Chemicals: 0.5%
	1,202,000	#, C	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	1,230,229
	1,109,000	#, C	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	1,158,889
	2,010,000	C	Dow Chemical Co., 7.600%, due 05/15/14	2,072,388
				4,461,506
			Diversified Financial Services: 4.8%
	4,862,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	3,549,712
	1,796,000		American Express Credit Corp., 7.300%, due 08/20/13	1,868,970
	1,290,000		Capital One Bank USA NA, 6.500%, due 06/13/13	1,276,222
	2,958,000		Capital One Bank USA NA, 8.800%, due 07/15/19	3,026,972
	1,277,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	837,902
	2,858,000		FIA Card Services NA, 6.625%, due 06/15/12	2,970,914
	2,324,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	2,191,025
	7,822,000	S	General Electric Capital Corp., 2.200%, due 06/08/12	7,867,618
	2,892,000		General Electric Capital Corp., 5.875%, due 01/14/38	2,295,600
	5,236,000		General Electric Capital Corp., 6.875%, due 01/10/39	4,726,893
	4,385,000		International Lease Finance Corp., 6.625%, due 11/15/13	3,378,151
	3,178,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	3,148,702
	1,173,000		Merrill Lynch & Co., Inc., 4.250%, due 02/08/10	1,177,818
	2,274,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	2,281,604
	1,609,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	2,020,603
DKK	27	@@	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	5
	$236,556	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	233,334
	12,819,921	#, Z	Toll Road Investors Partnership II LP, 27.540%, due 02/15/45	1,170,100
	1,583,000	#, ±, C	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	5,145
				44,027,290
			Electric: 3.4%
	1,191,000	C	Ameren Corp., 8.875%, due 05/15/14	1,230,480
	249,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	264,497
	5,312,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	5,384,222

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$1,571,000	C	DTE Energy Co., 7.050%, due 06/01/11	$1,644,760
112,000	C	DTE Energy Co., 7.625%, due 05/15/14	117,008
1,282,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	1,338,808
1,180,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	1,270,482
812,000	C	Jersey Central Power and Light, 7.350%, due 02/01/19	894,239
441,253	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	400,748
2,391,000	C	Metropolitan Edison, 7.700%, due 01/15/19	2,619,721
709,000	C	Nevada Power Co., 7.125%, due 03/15/19	759,034
3,977,000	C	NorthWestern Corp., 5.875%, due 11/01/14	4,049,564
1,713,000	C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	1,833,662
2,318,000	C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	2,623,060
1,218,000	C	Progress Energy, Inc., 6.050%, due 03/15/14	1,282,069
957,000	C	Progress Energy, Inc., 7.050%, due 03/15/19	1,063,686
1,949,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	2,024,153
2,425,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	2,360,216
			31,160,409
		Energy - Alternate Sources: 0.0%
1,800,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
2,200,000	±, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
277,964	X	PEA Lima, LLC, 0.000%, due 03/20/14	28
			28
		Entertainment: 0.1%
848,000		International Game Technology, 7.500%, due 06/15/19	857,101
			857,101
		Food: 0.4%
1,246,000		Kraft Foods, Inc., 6.125%, due 08/23/18	1,292,614
732,000		Kraft Foods, Inc., 6.500%, due 08/11/17	772,177
1,084,000	C	Safeway, Inc., 6.250%, due 03/15/14	1,164,473
			3,229,264
		Forest Products & Paper: 0.1%
581,000	C	International Paper Co., 7.400%, due 06/15/14	578,950
			578,950
		Gas: 0.3%
2,775,000	C	Sempra Energy, 6.500%, due 06/01/16	2,900,683
			2,900,683
		Healthcare - Services: 0.1%
1,080,000	C	HCA, Inc., 9.250%, due 11/15/16	1,066,500
			1,066,500
		Insurance: 2.0%
4,313,000	@@, C	Aegon NV, 3.610%, due 12/31/49	1,692,853
3,058,000		American International Group, Inc., 5.850%, due 01/16/18	1,620,101
1,739,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	1,681,606
1,326,000	C	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	1,017,661
3,574,000	C	Metlife, Inc., 7.717%, due 02/15/19	3,829,416
1,985,000	#, C	Pacific Life Insurance Co., 9.250%, due 06/15/39	1,931,250
1,118,000	C	Principal Financial Group, Inc., 7.875%, due 05/15/14	1,178,988
886,000		Prudential Financial, Inc., 5.700%, due 12/14/36	666,682
1,562,000		Prudential Financial, Inc., 6.000%, due 12/01/17	1,471,829
2,894,000		Prudential Financial, Inc., 6.625%, due 12/01/37	2,514,709
795,000		Prudential Financial, Inc., 7.375%, due 06/15/19	781,908
867,000	@@, C	XL Capital, Ltd., 6.500%, due 12/31/49	425,355
			18,812,358
		Iron/Steel: 0.2%
1,674,000	@@	ArcelorMittal, 9.850%, due 06/01/19	1,809,497
			1,809,497
		Media: 3.6%
824,000	C	Comcast Corp., 5.300%, due 01/15/14	852,991
1,215,000	C	Comcast Corp., 5.700%, due 05/15/18	1,223,635
769,000	C	Comcast Corp., 5.900%, due 03/15/16	796,567
893,000	C	Comcast Corp., 6.300%, due 11/15/17	946,662
1,254,000	C	Comcast Corp., 6.500%, due 01/15/17	1,332,305
1,652,000	#, C	COX Communications, Inc., 6.250%, due 06/01/18	1,635,802
1,416,000	#, C	COX Communications, Inc., 6.950%, due 06/01/38	1,367,236
1,294,000	#, C	Cox Communications, Inc., 8.375%, due 03/01/39	1,447,025
1,255,000	#, C	Cox Enterprises, Inc., 7.375%, due 07/15/27	1,223,294
1,080,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	1,012,500
1,971,000	C	News America, Inc., 6.150%, due 03/01/37	1,676,716
1,598,000	C	News America, Inc., 6.650%, due 11/15/37	1,441,720
3,204,000	#, C	News America, Inc., 6.900%, due 03/01/19	3,344,515
1,842,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	1,921,797
24,000	C	Time Warner Cable, Inc., 6.750%, due 06/15/39	23,433
4,414,000	C	Time Warner Cable, Inc., 8.750%, due 02/14/19	5,150,692
648,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	727,315
2,921,000	C	Time Warner, Inc., 5.500%, due 11/15/11	3,018,117
2,656,000	C	Time Warner, Inc., 7.700%, due 05/01/32	2,616,874
1,876,000	C	Viacom, Inc., 6.875%, due 04/30/36	1,733,405
			33,492,601
		Miscellaneous Manufacturing: 0.7%
3,321,000		General Electric Co., 5.250%, due 12/06/17	3,266,848
3,230,000	@@, C	Tyco International Finance, 8.500%, due 01/15/19	3,587,312
			6,854,160
		Oil & Gas: 0.6%
1,081,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	945,875

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$1,171,000	C	Hess Corp., 8.125%, due 02/15/19	$1,335,411
2,020,000	C	Marathon Oil Corp., 6.500%, due 02/15/14	2,161,632
1,005,000	C	Marathon Oil Corp., 7.500%, due 02/15/19	1,098,811
			5,541,729
		Oil & Gas Services: 0.2%
1,217,000	@@, C	Weatherford International, Ltd., 9.625%, due 03/01/19	1,434,029
			1,434,029
		Pharmaceuticals: 0.1%
1,022,000	C	Express Scripts, Inc., 6.250%, due 06/15/14	1,082,534
255,000	C	Express Scripts, Inc., 7.250%, due 06/15/19	281,706
			1,364,240
		Pipelines: 1.0%
2,023,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	2,349,102
1,744,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	2,005,441
387,000	C	Kinder Morgan Energy Partners L.P., 6.850%, due 02/15/20	397,425
906,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	956,989
776,000	@@, C	Trans-Canada Pipelines, 7.125%, due 01/15/19	877,364
861,000	@@, C	Trans-Canada Pipelines, 7.625%, due 01/15/39	1,008,107
1,262,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,296,961
249,000	#	Williams Companies, Inc., 8.750%, due 01/15/20	260,030
			9,151,419
		Real Estate: 0.2%
1,386,000	C, L	Simon Property Group, Inc., 6.750%, due 05/15/14	1,394,083
			1,394,083
		Retail: 0.3%
1,026,000	C	CVS Caremark Corp., 6.600%, due 03/15/19	1,098,260
2,057,190	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	1,762,425
			2,860,685
		Software: 0.3%
1,807,000		Oracle Corp., 5.000%, due 07/08/19	1,800,260
1,199,000		Oracle Corp., 6.125%, due 07/08/39	1,191,015
			2,991,275
		Telecommunications: 3.1%
2,472,000	C	AT&T, Inc., 6.550%, due 02/15/39	2,475,641
2,512,000	C	AT&T, Inc., 6.700%, due 11/15/13	2,761,359
2,479,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	2,172,472
725,000	@@, C	British Telecommunications PLC, 5.150%, due 01/15/13	723,074
1,792,000	@@, C	British Telecommunications PLC, 5.950%, due 01/15/18	1,617,637
827,000	@@, C	Deutsche Telekom International Finance, 5.250%, due 07/22/13	850,207
686,000	@@, C	Deutsche Telekom International Finance BV, 5.875%, due 08/20/13	720,221
1,466,000	C	Embarq Corp., 6.738%, due 06/01/13	1,481,095
1,040,000	C	Embarq Corp., 7.995%, due 06/01/36	916,864
1,080,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	888,300
1,502,000	@@, C	Telecom Italia Capital SA, 7.175%, due 06/18/19	1,525,257
1,251,000	@@, C	Telefonica Emisones SAU, 5.855%, due 02/04/13	1,319,790
660,000	@@, C	Telefonica Emisones SAU, 5.877%, due 07/15/19	681,741
620,000	@@, C	Telefonica Emisones SAU, 6.421%, due 06/20/16	663,843
2,389,000	C	Verizon Communications, Inc., 7.350%, due 04/01/39	2,611,445
2,142,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	2,713,145
339,000	#, C	Verizon Wireless, 8.500%, due 11/15/18	405,816
4,221,000	#, C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	4,485,652
			29,013,559
		Transportation: 0.8%
1,958,000	C	CSX Corp., 6.250%, due 04/01/15	2,026,702
2,693,000	C	CSX Corp., 7.450%, due 04/01/38	2,924,964
1,928,000	C	Union Pacific Corp., 5.125%, due 02/15/14	1,994,905
			6,946,571
		Total Corporate Bonds/Notes
		(Cost $293,735,553)	291,608,425
U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.8%
		Federal Home Loan Mortgage Corporation##: 11.3%
6,775,043	S	0.669%, due 02/15/32-05/15/33	6,468,053
574,728	S	1.206%, due 04/15/32	566,195
461,903	S	4.969%, due 04/01/35	479,508
24,214,000	W	5.000%, due 08/15/33	24,528,031
2,443,971	S, ^	5.000%, due 05/15/17	156,086
30,117,582	S	5.000%, due 08/15/16-02/15/35	31,393,937
29,871,608	S	5.500%, due 08/15/20-02/15/34	31,014,184
71,569	S	6.000%, due 12/01/28-01/01/29	75,518
5,293,855	S	6.000%, due 01/15/29	5,646,374
42,282	S	6.500%, due 01/01/24	45,453
4,000,000		6.500%, due 08/15/34	4,236,876
96,350	S	7.000%, due 11/01/31-03/01/32	104,421
6,606	S	7.500%, due 11/01/28	7,211
			104,721,847
		Federal National Mortgage Association##: 21.8%
344,903	S	0.454%, due 04/25/35	315,974
129,526	S	0.664%, due 08/25/33	127,312
249,799	S	0.718%, due 04/18/28	246,399
303,357	S	0.764%, due 10/25/33	297,172
261,695	S	0.864%, due 01/25/32	260,875

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$3,281,000		4.000%, due 02/25/39	$3,181,545
19,599,000	W	4.500%, due 07/25/18-07/15/35	19,607,491
13,753,292	S	5.000%, due 02/25/29-07/01/36	14,085,191
1,036,030	S	5.027%, due 07/01/35	1,080,906
650,823	S	5.224%, due 08/01/35	677,956
64,705,000	W	5.500%, due 07/15/34	66,797,819
9,528,955	S	5.500%, due 02/01/18-01/01/39	9,896,911
41,263,000	W	6.000%, due 07/01/37	43,126,272
16,621,108	S	6.000%, due 08/01/16-08/01/38	15,505,657
5,376,000		6.000%, due 04/15/38	5,610,361
4,984,847	S, ^	6.276%, due 06/25/36	486,037
12,193,000	W	6.500%, due 08/01/39	12,934,115
1,322,551	S	6.500%, due 01/01/23-05/01/37	1,420,111
318,062	S	7.000%, due 12/01/27-03/01/32	349,212
1,972,429	S, ^	7.367%, due 02/17/29	242,391
100,139	S	7.500%, due 10/01/30-02/01/32	109,202
792,130	S	7.500%, due 12/25/41-01/25/48	855,303
195,700	S	27.345%, due 02/25/34	240,836
3,139,122	S	27.945%, due 03/25/35	3,905,941
			201,360,989
		Government National Mortgage Association: 5.7%
6,747,000	W	4.500%, due 07/01/39	6,736,461
1,993,471	S	4.500%, due 04/15/39	1,994,639
6,753,000	W	5.000%, due 08/01/33	6,857,462
4,528	S	5.375%, due 04/20/28	4,671
7,569,000	W	5.500%, due 07/15/33	7,816,173
4,561,722	S	5.500%, due 09/15/38	4,719,601
3,886,782		5.500%, due 03/20/39	4,010,986
21,942,748	S, ^	5.885%, due 04/20/39	1,662,492
1,281,000	S	6.000%, due 10/15/38	1,336,193
14,405,000		6.000%, due 07/15/33	15,005,962
3,463,319	S, ^	6.182%, due 05/16/38	354,737
22,392,733	S, ^	6.235%, due 01/20/38	1,434,519
194,592	S	6.500%, due 02/15/26-09/15/32	209,557
98,504	S	7.000%, due 04/15/26-05/15/32	107,344
140,030	S	7.500%, due 12/15/22-05/15/32	153,020
552,197	S, ^	7.932%, due 06/16/31	63,993
			52,467,810
		Total U.S. Government Agency Obligations
		(Cost $353,760,499)	358,550,646
U.S. TREASURY OBLIGATIONS: 27.1%
		U.S. Treasury Bonds: 4.0%
42,775,000	S	3.500%, due 02/15/39	37,000,503
			37,000,503
		U.S. Treasury Notes: 23.1%
2,650,000	L	0.875%, due 05/31/11	2,641,316
750,000		1.125%, due 06/30/11	750,234
42,185,000	L	1.875%, due 06/15/12	42,504,889
67,495,000	L	2.250%, due 05/31/14	66,608,993
2,076,000	S	2.625%, due 04/30/16	2,007,882
47,120,000		2.625%, due 06/30/14	47,355,600
53,772,000	L	3.125%, due 05/15/19	52,024,571
			213,893,485
		Total U.S. Treasury Obligations
		(Cost $249,638,119)	250,893,988
ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset-Backed Securities: 0.4%
1,607,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	1,680,570
1,178,000	S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	1,186,299
605,250	S	Nissan Auto Receivables Owner Trust, 4.280%, due 06/16/14	618,439
484,000	S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	497,704
			3,983,012
		Home Equity Asset-Backed Securities: 0.6%
298,422	S	Freddie Mac Structured Pass-through Securities, 0.564%, due 05/25/31	197,378
69,837	S	Freddie Mac Structured Pass-through Securities, 0.614%, due 01/25/32	61,425
352,000	S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	94,925
3,107,146	S	GSAA Trust, 5.242%, due 06/25/34	2,866,566
1,384,000	#, S	Irwin Home Equity, 5.960%, due 08/25/37	309,071
40,848	S	Merrill Lynch Mortgage Investors Trust, 0.674%, due 07/25/34	21,843
964,585	S	Morgan Stanley Capital, Inc., 1.514%, due 06/25/33	548,082
107,272	S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	104,120
77,735	S	Residential Asset Securities Corp., 0.914%, due 06/25/32	31,016
1,278,658	S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	1,078,047
365,473	S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	351,952
			5,664,425
		Other Asset-Backed Securities: 0.9%
28,596	S	Amortizing Residential Collateral Trust, 0.564%, due 05/25/32	15,375
1,068,692	S	Bear Stearns Asset-Backed Securities, Inc., 0.694%, due 06/25/36	527,010
181,737	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	184,426
156,799	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.914%, due 07/25/33	122,628

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$32,385	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	$30,327
2,134,042	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	1,784,542
1,536,793	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,054,019
1,456,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	1,057,118
1,188,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	703,313
1,010,464	S	Equity One, Inc., 5.050%, due 09/25/33	711,706
2,720,000	S	Hudson Mezzanine Funding, 1.314%, due 06/12/42	—
806,385	S	Lehman XS Trust, 0.594%, due 08/25/35	368,519
417,198		Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	193,735
100,103	S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	97,060
259,701	S	Residential Asset Mortgage Products, Inc., 0.584%, due 07/25/35	215,121
5,344	S	Residential Asset Mortgage Products, Inc., 0.934%, due 06/25/33	3,237
958,988	S	Structured Asset Securities Corp., 4.910%, due 06/25/33	809,394
			7,877,530
		Total Asset-Backed Securities
		(Cost $25,375,094)	17,524,967
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.0%
239,826	C, S	ABN Amro Mortgage Corp., 0.814%, due 03/25/18	215,113
501,343	C, S	American Home Mortgage Assets, 2.130%, due 02/25/47	79,812
3,758,440	C, S	American Home Mortgage Assets, 2.260%, due 11/25/46	1,256,212
2,117,644	C, S	American Home Mortgage Assets, 2.340%, due 09/25/46	384,207
4,356,617	C, S	American Home Mortgage Investment Trust, 0.604%, due 11/25/45	1,926,045
5,423,117	C, S	American Home Mortgage Investment Trust, 0.694%, due 11/25/45	1,273,297
3,682,235	C, S	Banc of America Alternative Loan Trust, 6.243%, due 11/25/21	2,691,025
110,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	104,898
809,369	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	824,504
4,869,181	#, S	Banc of America Funding Corp., 5.250%, due 08/26/35	4,447,608
4,744,109	C, S	Banc of America Funding Corp., 5.258%, due 09/20/35	2,591,074
2,171,662	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	1,926,467
1,303,776	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	372,413
2,324,254	C, S	Banc of America Mortgage Securities, Inc., 5.145%, due 09/25/35	1,857,674
721,902	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	648,428
719,827	C, S	Bear Stearns Alternative-A Trust, 0.634%, due 07/25/34	361,398
696,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	651,837
107,731	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	108,727
396,266	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	395,542
6,481,127	C, S	Chase Mortgage Finance Corp., 5.407%, due 12/25/35	5,055,251
2,269,354	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	2,096,250
147,401	C, S	Citicorp Mortgage Securities, Inc., 0.764%, due 03/25/33	140,990
697,255	C, S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	555,956
712,000	C, S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	564,909
4,613,446	#, S	Citigroup Mortgage Loan Trust, Inc., 18.798%, due 10/25/35	3,915,662
4,420,000	C, S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	3,525,016
37,562	C, S	Countrywide Alternative Loan Trust, 0.714%, due 02/25/33	35,311
420,248	C, S	Countrywide Alternative Loan Trust, 0.864%, due 04/25/33	341,452
2,549,194	C, S	Countrywide Alternative Loan Trust, 1.398%, due 11/25/46	445,755
1,229,318	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.634%, due 04/25/35	181,752
345,687	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.814%, due 04/25/18	277,948
1,673,760	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	1,137,480
348,324	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	338,550
975,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	919,402
6,783,229	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	3,301,598
2,000,000	S	Fannie Mae, 5.000%, due 05/25/32	2,078,730
923,000	C, S	First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	795,852
432,922	C, S	First Horizon Mortgage Pass-through Trust, 5.394%, due 10/25/35	367,458
1,291,317	C, S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	1,140,009
500,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	494,863
190,273	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	195,439
930,000	C, S	GE Capital Commercial Mortgage Corp., 6.531%, due 05/15/33	957,662
2,891,462	C, S	GMAC Mortgage Corp. Loan Trust, 5.261%, due 03/18/35	2,535,266
1,691,589	C, S	GMAC Mortgage Corp. Loan Trust, 5.466%, due 11/19/35	1,266,809
50,876	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	51,027
500,721	S	GSMPS Mortgage Loan Trust, 0.872%, due 01/25/35	325,114
388,969	C, S	GSR Mortgage Loan Trust, 0.814%, due 06/25/35	287,917
1,206,522	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	1,145,318
519,428	C, S	Harborview Mortgage Loan Trust, 0.663%, due 01/19/35	228,492
280,843	C, S	Homebanc Mortgage Trust, 1.174%, due 08/25/29	144,074
209,375	C, S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	137,246
220,606	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	220,691
777,381	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	757,233
5,110,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	3,930,963
109,253	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	110,930
225,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	220,744
2,020,000	C, S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	1,643,030
2,747,000	C, S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	2,358,207
3,000,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	3,069,355
2,513,766	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	2,574,363
1,429,854	C, S	Luminent Mortgage Trust, 0.514%, due 10/25/46	589,644
19,208	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	16,626
189,826	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	178,489

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

	Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$513,674	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33		$474,035
	1,164,859	#, C, S	MASTR Reperforming Loan Trust, 0.674%, due 07/25/35		977,204
	730,691	C, S	MLCC Mortgage Investors, Inc., 0.544%, due 04/25/29		549,845
	472,601	C	MLCC Mortgage Investors, Inc., 0.634%, due 10/25/28		358,842
	257,534	C	MLCC Mortgage Investors, Inc., 0.634%, due 01/25/29		202,970
	373,438	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35		361,956
	1,621,000	C, S	New York Mortgage Trust, Inc., 5.658%, due 05/25/36		1,051,517
	1,038,000	C, S	Nomura Asset Securities Corp., 6.690%, due 03/15/30		1,104,129
	178,688	C, S	Prime Mortgage Trust, 0.814%, due 02/25/35		101,980
	1,725,955	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36		1,700,216
	1,534,181	C, S	Residential Accredit Loans, Inc., 0.554%, due 04/25/46		266,220
	7,005,038	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34		4,125,063
	312,134	C	Residential Funding Mortgage Sec I, 0.714%, due 11/25/17		219,101
	203,149	C, S	Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09		204,417
	348,233	C, S	Sequoia Mortgage Trust, 0.585%, due 01/20/35		193,968
	470,695	C	Structured Adjustable Rate Mortgage Loan Trust, 0.624%, due 07/25/35		206,975
	719,158	C, S	Structured Asset Mortgage Investments, Inc., 0.553%, due 04/19/35		363,014
	2,701,112	C, S	Structured Asset Mortgage Investments, Inc., 3.763%, due 12/27/35		984,031
	468,538	C, S	Thornburg Mortgage Securities Trust, 0.664%, due 12/25/33		359,066
	4,010,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42		3,459,546
	1,623,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48		1,243,936
	923,853	C, S	Wachovia Bank Commercial Mortgage Trust, 5.506%, due 03/15/45		922,246
	386,758	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.624%, due 01/25/45		180,344
	410,615	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.634%, due 08/25/45		223,345
	841,999	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.714%, due 08/25/45		279,980
	431,149	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.733%, due 06/25/44		231,412
	485,727	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.814%, due 01/25/18		347,125
	1,517,061	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.040%, due 03/25/47		509,459
	2,498,136	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.090%, due 06/25/47		433,917
	306,866	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.100%, due 04/25/47		59,872
	444,955	C	Washington Mutual Mortgage Pass-through Certificates, 2.110%, due 04/25/47		181,953
	2,623,316	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.110%, due 05/25/47		735,729
	2,787,644	C, S	Washington Mutual Mortgage Pass-through Certificates 1A, 2.150%, due 07/25/47		1,043,653
	4,107,060	C, S	Washington Mutual Mortgage Pass-through Certificates 1A1B, 2.150%, due 07/25/47		772,310
	2,003,879	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.180%, due 11/25/46		710,290
	1,255,713	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.300%, due 09/25/46		456,101
	127,390	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 06/25/46		45,320
	5,058,639	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.330%, due 06/25/46		1,809,876
	739,001	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.840%, due 11/25/46		162,580
	691,407	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.880%, due 10/25/46		310,251
	1,410,263	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34		1,264,745
	3,691,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.775%, due 07/25/34		3,350,147
	1,452,479	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.878%, due 08/25/34		1,311,704
	5,242,542	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35		3,981,736
			Total Collateralized Mortgage Obligations
			(Cost $155,548,264)		110,603,240
OTHER BONDS: 2.0%
			Foreign Government Bonds: 2.0%
BRL	42,088,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17		18,752,733
			Total Other Bonds
			(Cost $17,957,598)		18,752,733

	Shares				Value
PREFERRED STOCK: 0.2%
			Diversified Financial Services: 0.2%
	3,450	#, P	Zurich RegCaPS Funding Trust		$2,090,484
			Total Preferred Stock
			(Cost $3,277,500)		2,090,484
			Total Long-Term Investments
			(Cost $1,099,292,627)		1,050,024,483
SHORT-TERM INVESTMENTS: 27.6%
			Affiliated Mutual Fund: 9.5%
	$88,332,000	S	ING Institutional Prime Money Market Fund - Class I		88,332,000
			Total Mutual Fund
			(Cost $88,332,000)		88,332,000

	Principal Amount				Value
			Securities Lending Collateral(cc): 18.1%
	$167,979,971		Bank of New York Mellon Corp. Institutional Cash Reserves		$167,314,000
			Total Securities Lending Collateral
			(Cost $167,979,971)		167,314,000
			Total Short-Term Investments
			(Cost $256,311,971)		255,646,000
			Total Investments in Securities
			(Cost $1,355,604,598)*	141.2%	$1,305,670,483
			Other Assets and Liabilities - Net	(41.2)	(381,094,997)
			Net Assets	100.0%	$924,575,486

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount			Value
	@@	Foreign Issuer
	MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real
	DKK	Danish Krone
	*	Cost for federal income tax purposes is $1,194,562,961.
Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$24,908,519
		Gross Unrealized Depreciation	(78,451,112)
		Net Unrealized Depreciation	$(53,542,593)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Preferred Stock	$—	$2,090,484	$—
Corporate Bonds/Notes	—	291,251,397	357,028
U.S. Government Agency Obligations	—	358,550,646	—
U.S. Treasury Obligations		250,893,988	—
Asset-Backed Securities	—	17,524,967	—
Collateralized Mortgage Obligations	—	102,077,390	8,525,850
Other Bonds	—	—	18,752,733
Short-Term Investments	88,332,000	2,663,885	—
Total	$88,332,000	$1,025,052,757	$27,635,611

Other Financial Instruments**	(1,845,180)	(1,473,453)
Total	$(1,845,180)	$(1,473,453)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Appreciation/	Net Transfers In/	Ending Balance
	at 03/31/09	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 06/30/09
Corporate Bonds/Notes	$28			$13,853	$(13,853)	$357,000	$357,028
Collateralized Mortgage Obligations	144,822	8,322,200	5,613	32,237	20,978	—	8,525,850
Other Bonds	3,692,800	16,211,786	(287,666)	254,555	1,288,479	(2,407,221)	18,752,733
Total	$3,837,650	$24,533,986	$(282,053)	$300,645	$1,295,604	$(2,050,221)	$27,635,611

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,249,345.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of June 30, 2009:

	Asset Derivatives as of June 30, 2009		Liability Derivatives as of June 30, 2009
	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

	Credit contracts	$929,763	Credit contracts	$2,403,216
	Interest rate contracts	—	Interest rate contracts	1,845,180

Total		$929,763		$4,248,396

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps, purchased and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

ING Intermediate Bond Fund Open Futures Contracts on June 30, 2009:

	Number		Unrealized
Contract Description	of Contracts	Expiration Date	Depreciation
Long Contracts
U.S. Treasury 5-Year Note	97	09/30/09	$(19,188)
			$(19,188)

Short Contracts
U.S. Treasury 2-Year Note	23	09/30/09	$(10,444)
U.S. Treasury Long Bond	659	09/21/09	(1,815,548)
			$(1,825,992)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2009 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	1,287,500	$104,102	$—	$104,102
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	3,460,000	166,744	—	166,744
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	1,456,000	(46,157)	—	(46,157)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	640,000	177,850	182,755	(4,905)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,311,000	364,315	359,295	5,020
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	5,079,000	1,411,408	757,511	653,897

							$2,178,262	$1,299,561	$878,701

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/ Obligation	Protection	Fixed Rate (%)	Date	At 06/30/09 (%) (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	6.71	USD	1,288,000	$(105,425)	$—	$(105,425)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	641,000	(411,917)	(203,666)	(208,251)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	1,311,000	(842,470)	(454,402)	(388,068)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	1,271,000	(816,765)	(398,724)	(418,041)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	2,540,000	(1,632,245)	(399,876)	(1,232,369)

								$(3,808,822)	$(1,456,668)	$(2,352,154)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1)       If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)       If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)       Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)       The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)       The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 24, 2009